Assets under management (Tables)	12 Months Ended
Dec. 31, 2015
Assets under management and net new assets
Assets under management
end of	2015	2014
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	186.9	157.2
Assets with discretionary mandates	223.1	271.8
Other assets under management	804.1	939.7
Assets under management (including double counting)	1,214.1	1,368.7
of which double counting	48.0	47.4
Changes in assets under management
	2015		2014
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,368.7		1,277.6
Net new assets/(net asset outflows)	46.9	[2]	27.9	[3]
Market movements, interest, dividends and foreign exchange	(26.9)		92.5
of which market movements, interest and dividends [4]	9.8		43.6
of which foreign exchange	(36.7)		48.9
Other effects	(174.6)	[2,5]	(29.3)
Assets under management at end of period	1,214.1		1,368.7
1 Including double counting.
2 Updated since the 4Q15 Earnings Release to reflect a reclassification within the components of the growth in assets under management.
3 Includes CHF (2.0) billion net asset outflows from discontinued operations.
4 Net of commissions and other expenses and net of interest expenses charged.
5
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 46.4 billion of assets under management to assets under custody within client assets, which was reflected as a structural effect in the third quarter of 2015.

Bank
Assets under management and net new assets
Assets under management
end of	2015	2014
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	186.9	157.2
Assets with discretionary mandates	220.3	269.1
Other assets under management	789.7	924.8
Assets under management (including double counting)	1,196.9	1,351.1
of which double counting	46.8	46.3

Changes in assets under management
Changes in assets under management
	2015		2014
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,351.1		1,265.1
Net new assets/(net asset outflows)	46.4		27.2	[2]
Market movements, interest, dividends and foreign exchange	(26.6)		87.4
of which market movements, interest and dividends [3]	10.0		38.6
of which foreign exchange	(36.6)		48.8
Other effects	(174.0)	[4]	(28.6)
Assets under management at end of period	1,196.9		1,351.1
1 Including double counting.
2 Includes CHF (2.0) billion net asset outflows from discontinued operations.
3 Net of commissions and other expenses and net of interest expenses charged.
4
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 45.9 billion of assets under management to assets under custody within client assets, which has been reflected as a structural effect in the third quarter of 2015.